Share Capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issued and outstanding common shares
Issued common shares	744.6	763.8	788.6
Common shares in Share Trusts	(2.0)	(1.8)	(1.4)
Outstanding common shares	742.6	762.0	787.2